Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancellable Leases (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 58,406
2020	45,077
2021	40,221
2022	14,826
Thereafter	640
Total	¥ 159,170